Supplementary Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Other current liabilities, employee related	$ 881	$ 318
Product warranties, beginning balance	74	100
Provisions	37	29
Expenditures	(44)	(49)
Other (1)	97	(6)
Product warranties, ending balance	164	$ 74
GE Transaction Agreement
Restructuring Cost and Reserve [Line Items]
Other (1)	$ 93